Operating expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Selling and marketing expenses:
Promotion expenses	$ 939,878	$ 893,755	$ 1,319,969	$ 779,162
Telecommunications service fees	461,216	296,101
Union pay service charges	235,038	233,398	393,205	193,477
Employee compensation	159,216	81,487	99,514	94,378
Employee benefit expenses	11,784	16,060	18,056	18,310
Selling and Marketing Expense, Total	1,807,132	1,520,801	1,832,006	1,148,375
General and administrative expenses:
Employee compensation	2,620,776	1,661,587	1,749,429	1,017,412
Consulting fees	216,309	103,755
Audit fees	152,925
Insurance fee	151,890
Travel and Communication expenses	120,445	25,928
Attorney fee	94,666
Investment relationship fee	90,581
Rental fee	77,768	138,618
Employee benefit expenses	39,880	25,147	61,000	46,766
Depreciation expenses of vehicles		21,418	22,162	22,596
Entertainment	17,673	14,067
Other	71,536	48,048	66,519	21,506
Total General and administrative expenses	3,654,449	2,038,568	1,899,110	1,108,280
Operating expenses	$ 5,461,581	$ 3,559,369	$ 3,731,116	$ 2,256,655